Note 18 - Fair Value Disclosure Measurements - Additional Quantitative Information About Assets Measured at Fair Value on Non-recurring Basis (Details) - Fair Value, Nonrecurring [Member] - Fair Value, Inputs, Level 3 [Member] - Appraisal of Collateral [Member]
$ in Thousands
		Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)
Impaired loans, fair value estimate	[1]	$ 5,166	$ 1,075
Minimum [Member] | Measurement Input, Discount Rate [Member]
Impaired loans, discount rate	[2]	0.403	0
Impaired loans, discount rate	[2]	0.403	0
Maximum [Member] | Measurement Input, Discount Rate [Member]
Impaired loans, discount rate	[2]	0.474	1
Impaired loans, discount rate	[2]	0.474	1
Weighted Average [Member] | Measurement Input, Discount Rate [Member]
Impaired loans, discount rate	[2]	(0.418)	(0.406)
Impaired loans, discount rate	[2]	(0.418)	(0.406)

[1]	Fair value is generally determined through independent appraisals of the underlying collateral, which generally include various level III inputs which are not identifiable, less any associated allowance.
[2]	Appraisals may be adjusted by management for qualitative factors such as economic conditions and estimated liquidation expenses. The range and weighted average of liquidation expenses and other appraisal adjustments are presented as a percent of the appraisal.